Direxion Daily S&P 500® Bull 1.25X Shares
Direxion Daily S&P 500® Bull 1.25X Shares

DIREXION SHARES ETF TRUST

DIREXION DAILY S&P 500® BULL 1.25X SHARES (LLSP)

Supplement dated September 29, 2017 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2017, as last supplemented

Effective September 30, 2017, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily S&P 500® Bull 1.25X Shares and the Direxion Daily Small Cap Bull 1.25X Shares, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed contractually to waive 0.25% of its Management Fee for each Fund through September 1, 2019. As a result, the total Management Fee charged by each Fund will be 0.20% of average daily net assets.

In addition, pursuant to the Operating Expense Limitation Agreement described below and in the Funds’ Prospectus, Rafferty has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed the amounts set forth in the table below:

Fund	Expense Cap (as a percentage of average daily net assets)
Direxion Daily S&P 500® Bull 1.25X Shares	0.25%
Direxion Daily Small Cap Bull 1.25X Shares	0.28%

In accordance with these changes, as of September 30, 2017, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Summary Prospectus and summary section of the Prospectus for the Direxion Daily S&P 500® Bull 1.25X Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion Daily S&P 500® Bull 1.25X Shares Direxion Daily S&P 500 Bull 1.25X Shares
Management Fees	0.45%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.67%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.21%
Expense Cap/Reimbursement	(0.87%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	0.34%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive 0.25% of its Management Fees through September 1, 2019, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual waiver may be terminated at any time by the Board of Trustees.
[2]	Rafferty has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.25% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of these percentage limitations and any percentage limitation then in effect. This agreement may be terminated or revised at any time with the consent of the Board of Trustees

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Direxion Daily S&P 500® Bull 1.25X Shares | Direxion Daily S&P 500 Bull 1.25X Shares | USD ($)	35	298	581	1,389

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.